Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

June 27, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Pacific Mutual Fund, Inc.
Registration Nos. 33-23452 and 811-05631

Ladies and Gentlemen:

On behalf of First Pacific Mutual Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the First Pacific Low Volatility Fund Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on May 16, 2011; such supplement (accession number: 0000837351-11-000031) is incorporated by reference into this Rule 497 Document.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara